Derivatives and Fair Value Measurements - Significant Other Observable Inputs (Detail) (Level 2 - Significant other observable inputs [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Net Assets (Liabilities)	$ 821	$ (2,389)
Swaps [Member] | Prepaids and other current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	801
Swaps [Member] | Deferred charges and other assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Assets	180	6
Swaps [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(156)	(2,076)
Swaps [Member] | Other deferred credits [Member]
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ (4)	$ (319)